Leases - Disclosure of quantitative information about right-of-use assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease AssetsCost
Beginning balance	$ 513	$ 486
Additions and other re-measurements	40	20
Acquisition of businesses [(note 11)]	25	51
Terminations	(16)	(14)
Exchange and other adjustments	4	(10)
Ending balance	490	513	$ 486
Transfers to assets classified as held for sale (note 12)	(23)
Depreciation and impairment
Beginning balance	(284)	(264)
Provided	(38)	(35)
System Fund expense	1,422	1,379	1,276
Terminations	15	14
Exchange and other adjustments	(1)	5
Ending balance	(337)	(284)	(264)
Impairment Charge	(32)
Transfers to non-current assets classified as held for sale (note 12)	8
Net book value
Right-of-use assets net	490	513	486
Property [member]
Lease AssetsCost
Beginning balance	792	740
Additions and other re-measurements	39	19
Acquisition of businesses [(note 11)]	25	51
Terminations	(15)	(8)
Exchange and other adjustments	4	(10)
Ending balance	822	792	740
Transfers to assets classified as held for sale (note 12)	(23)
Depreciation and impairment
Beginning balance	(282)	(257)
Provided	(37)	(34)
System Fund expense	(5)	(4)
Terminations	14	8
Exchange and other adjustments	(1)	5
Ending balance	(335)	(282)	(257)
Impairment Charge	(32)
Transfers to non-current assets classified as held for sale (note 12)	8
Net book value
Right-of-use assets net	487	510	483
Other [member]
Lease AssetsCost
Beginning balance	5	10
Additions and other re-measurements	1	1
Terminations	(1)	(6)
Ending balance	5	5	10
Depreciation and impairment
Beginning balance	(2)	(7)
Provided	(1)	(1)
Terminations	1	6
Ending balance	(2)	(2)	(7)
Net book value
Right-of-use assets net	$ 3	$ 3	$ 3